MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 15.1%
Cable & Satellite - 3.1%
Comcast Corp. - Class A	86,481	$2,482,869

Interactive Media & Services - 12.0%
Alphabet, Inc. - Class C	22,510	6,457,219
Meta Platforms, Inc. - Class A	5,794	3,314,921
		9,772,140
Total Communication Services		12,255,009

Consumer Discretionary - 9.4%
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	20,214	4,209,970

Footwear - 0.9%
NIKE, Inc. - Class B	14,151	747,456

Home Improvement Retail - 3.3%
Lowe's Cos., Inc.	11,454	2,706,351
Total Consumer Discretionary		7,663,777

Consumer Staples - 7.4%
Packaged Foods & Meats - 3.4%
Tyson Foods, Inc. - Class A	42,409	2,717,145

Soft Drinks & Non-alcoholic Beverages - 4.0%
PepsiCo, Inc.	21,070	3,271,960
Total Consumer Staples		5,989,105

Financials - 28.0% (b)
Asset Management & Custody Banks - 2.6%
Bank of New York Mellon Corp.	18,101	2,147,322

Diversified Banks - 14.1%
JPMorgan Chase & Co.	10,682	3,142,217
PNC Financial Services Group, Inc.	14,719	3,062,877
US Bancorp	47,290	2,459,553
Wells Fargo & Co.	34,925	2,780,379
		11,445,026

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 8.6%
Goldman Sachs Group, Inc.	4,204	$3,556,542
Morgan Stanley	20,992	3,454,653
		7,011,195
Transaction & Payment Processing Services - 2.7%
PayPal Holdings, Inc.	47,512	2,148,968
Total Financials		22,752,511

Health Care - 8.2%
Biotechnology - 3.2%
Amgen, Inc.	7,301	2,568,857

Health Care Equipment - 3.2%
Medtronic PLC	29,869	2,588,149

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	3,010	1,479,505
Total Health Care		6,636,511

Industrials - 8.3%
Air Freight & Logistics - 3.2%
FedEx Corp.	7,186	2,559,509

Electrical Components & Equipment - 5.1%
Generac Holdings, Inc. (a)	21,373	4,174,788
Total Industrials		6,734,297

Information Technology - 23.3%
Application Software - 0.3%
Intuit, Inc.	574	248,186

Semiconductor Materials & Equipment - 4.4%
Applied Materials, Inc.	10,517	3,594,606

Semiconductors - 5.1%
QUALCOMM, Inc.	22,223	2,861,878
Texas Instruments, Inc.	6,609	1,283,071
		4,144,949
Systems Software - 6.9%
Microsoft Corp.	15,144	5,605,855

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	21,141	$5,365,374
Total Information Technology		18,958,970
TOTAL COMMON STOCKS (Cost $42,950,386)		80,990,180

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	218,944	218,944
TOTAL MONEY MARKET FUNDS (Cost $218,944)		218,944

TOTAL INVESTMENTS - 100.0% (Cost $43,169,330)		$81,209,124
Other Assets in Excess of Liabilities - 0.0% (d)		12,871
TOTAL NET ASSETS - 100.0%		$81,221,995

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MATRIX ADVISORS VALUE ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Matrix Advisors Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$80,990,180	$—	$—	$80,990,180
Money Market Funds	218,944	—	—	218,944
Total Investments	$81,209,124	$—	$—	$81,209,124

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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